CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 130,653	$ 83,937	$ 202,768
Fair value adjustments to hedging financial instruments	525	(8,787)	18,602
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	(1,712)	4,607	0
Earnings reclassification of previously deferred fair value adjustments to investment securities classified as available-for-sale securities	0	0	(631)
Other comprehensive loss	(101)	(35)	(63)
Other comprehensive income/(loss), net of tax	(1,288)	(4,215)	17,908
Comprehensive income	$ 129,365	$ 79,722	$ 220,676